Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 35,145,431	$ 17,826,016
Cash denominated in foreign currencies, cost	8,417,006	3,292,817
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	$ 115,357,357	$ 123,007,891